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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2004

                 Check here if Amendment [ ]; Amendment Number:
       This Amendment (check only one.)     [  ] is a restatement.
                                            [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          NAME: CORUS BANKSHARES, INC.
                          ADDRESS: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.




Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael E. Dulberg
Title:      Senior Vice President and Chief Accounting Officer
Phone:      773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg               Chicago, IL            October 20, 2004

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:        $ 204,162
                                               (thousands)

List of Other Included Managers:               None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



None

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
                                                        FORM 13F INFORMATION TABLE


                                                            VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
       --------------          --------------     -----    ----------------- ---  ----  ----------   --------  ------   ------  ----
AMCORE FINL INC                COMMON SHARES    023912108    4,044   142,500 SH        SOLE                    142,500
AMSOUTH BANCORPORATION         COMMON SHARES    032165102   11,371   466,015 SH        SOLE                    466,015
ASSOCIATED BANC CORP           COMMON SHARES    045487105    3,886   121,179 SH        SOLE                    121,179
BB&T CORP                      COMMON SHARES    054937107    1,339    33,736 SH        SOLE                     33,736
BANK OF AMERICA CORPORATION    COMMON SHARES    060505104   29,057   670,594 SH        SOLE                    670,594
BANK NEW YORK INC              COMMON SHARES    064057102    2,917   100,000 SH        SOLE                    100,000
BANKNORTH GROUP INC NEW        COMMON SHARES    06646R107    3,150    90,000 SH        SOLE                     90,000
CITIGROUP INC                  COMMON SHARES    172967101    9,927   225,000 SH        SOLE                    225,000
CITY NATL CORP                 COMMON SHARES    178566105    5,456    84,000 SH        SOLE                     84,000
COMERICA INC                   COMMON SHARES    200340107   20,138   339,300 SH        SOLE                    339,300
COMMERCE BANCSHARES INC        COMMON SHARES    200525103    1,370    28,491 SH        SOLE                     28,491
COMPASS BANCSHARES INC         COMMON SHARES    20449H109    4,765   108,750 SH        SOLE                    108,750
1ST SOURCE CORP                COMMON SHARES    336901103      487    18,992 SH        SOLE                     18,992
FREMONT GEN CORP               COMMON SHARES    357288109   15,048   650,000 SH        SOLE                    650,000
HIBERNIA CORP                  COMMON SHARES    428656102    4,072   154,200 SH        SOLE                    154,200
JP MORGAN CHASE & CO           COMMON SHARES    46625H100   19,899   500,864 SH        SOLE                    500,864
MAF BANCORP INC                COMMON SHARES    55261R108   12,143   281,550 SH        SOLE                    281,550
MELLON FINL CORP               COMMON SHARES    58551A108    2,769   100,000 SH        SOLE                    100,000
MERCANTILE BANKSHARES CORP     COMMON SHARES    587405101    2,806    58,500 SH        SOLE                     58,500
MERRILL LYNCH & CO INC         COMMON SHARES    590188108    6,563   132,000 SH        SOLE                    132,000
MORGAN STANLEY DEAN WITTER&CO  COMMON SHARES    617446448    4,043    82,000 SH        SOLE                     82,000
NATIONAL CITY CORP             COMMON SHARES    635405103    2,878    74,520 SH        SOLE                     74,520
PROVIDENT BANCSHARES CORP      COMMON SHARES    743859100    1,468    43,757 SH        SOLE                     43,757
REGIONS FINL CORP NEW          COMMON SHARES    7591EP100    4,746   143,554 SH        SOLE                    143,554
SOUTHTRUST CORP                COMMON SHARES    844730101    8,161   195,900 SH        SOLE                    195,900
SUNTRUST BKS INC               COMMON SHARES    867914103    3,380    48,000 SH        SOLE                     48,000
U S BANCORP DEL                COMMON SHARES    902973304    7,770   268,870 SH        SOLE                    268,870
WACHOVIA CORP 2ND NEW          COMMON SHARES    929903102   10,509   223,840 SH        SOLE                    223,840
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